UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-01485

Exact name of registrant as specified in charter:
Delaware Group® Equity Funds III

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: June 30

Date of reporting period: December 31, 2008

Item 1. Reports to Stockholders

Semiannual report

Delaware American Services Fund

December 31, 2008

Growth equity mutual fund

Disclosure of Fund expenses	1

Sector allocation and top 10 holdings	3

Statement of net assets	4

Statement of operations	8

Statements of changes in net assets	10

Financial highlights	12

Notes to financial statements	22

About the organization	31

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period July 1, 2008 to December 31, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2008 to December 31, 2008.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware American Services Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	7/1/08	12/31/08	Expense Ratio	7/1/08 to 12/31/08*
Actual return
Class A	$1,000.00	$659.50	1.57%	$6.57
Class B	1,000.00	656.70	2.32%	9.69
Class C	1,000.00	656.70	2.32%	9.69
Class R	1,000.00	658.60	1.82%	7.61
Institutional Class	1,000.00	660.10	1.32%	5.52
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.29	1.57%	$7.98
Class B	1,000.00	1,013.51	2.32%	11.77
Class C	1,000.00	1,013.51	2.32%	11.77
Class R	1,000.00	1,016.03	1.82%	9.25
Institutional Class	1,000.00	1,018.55	1.32%	6.72

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2

Sector allocation and top 10 holdings
Delaware American Services Fund	As of December 31, 2008

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Common Stock	92.10%
Basic Industry/Capital Goods	8.57%
Business Services	14.53%
Consumer Durables	1.85%
Consumer Non-Durables	16.27%
Consumer Services	6.73%
Energy	6.39%
Financials	4.94%
Health Care	21.42%
Technology	4.82%
Transportation	6.58%
Repurchase Agreement	9.82%
Securities Lending Collateral	17.31%
Total Value of Securities	119.23%
Obligation to Return Securities Lending Collateral	(18.20%)
Liabilities Net of Receivables and Other Assets	(1.03%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of net assets
Biogen Idec	4.90%
UnitedHealth Group	4.36%
Flowers Foods	4.09%
WellPoint	3.38%
Hunt (J.B.) Transport Services	3.38%
Urban Outfitters	3.27%
Knight Transportation	3.20%
Quest Diagnostics	2.97%
Healthcare Services Group	2.92%
Geo Group	2.81%

3

Statement of net assets
Delaware American Services Fund	December 31, 2008 (Unaudited)

		Number of shares	Value
Common Stock – 92.10%
Basic Industry/Capital Goods – 8.57%
	Dynamic Materials	145,100	$2,801,881
*†	Fuel Tech	145,800	1,544,022
	ITT	77,300	3,555,027
*	Praxair	67,400	4,000,864
†	Tetra Tech	91,200	2,202,480
			14,104,274
Business Services – 14.53%
*†	Concur Technologies	77,700	2,550,114
†	Data Domain	197,100	3,705,480
	Dun & Bradstreet	34,900	2,694,280
*†	F5 Networks	134,500	3,074,670
†	Geo Group	255,900	4,613,877
=#	Muni Funding of America 144A	400,000	1,020,000
†	Visa Class A	58,100	3,047,345
*†	Yahoo	261,300	3,187,860
			23,893,626
Consumer Durables – 1.85%
*†	LKQ	261,600	3,050,256
			3,050,256
Consumer Non-Durables – 16.27%
†	Dollar Tree	99,300	4,150,740
*	Flowers Foods	276,100	6,725,796
*†	Kohl’s	48,700	1,762,940
*†	Under Armour Class A	95,100	2,267,184
*†	Urban Outfitters	358,800	5,374,824
*	Walgreen	160,200	3,952,134
	Wal-Mart Stores	45,000	2,522,700
			26,756,318
Consumer Services – 6.73%
*†	Amazon.com	47,500	2,435,800
*	Burger King	122,600	2,927,688
*†	DISH Network Class A	167,600	1,858,684
*†	First Cash Financial Services	111,000	2,115,660
*†	Wynn Resorts	40,900	1,728,434
			11,066,266

4

		Number of shares	Value
Common Stock (continued)
Energy – 6.39%
*	Diamond Offshore Drilling	28,800	$1,697,472
*†	National Oilwell Varco	138,400	3,382,496
	Schlumberger	76,100	3,221,313
†	Willbros Group	261,300	2,213,211
			10,514,492
Financials – 4.94%
	CME Group	7,200	1,498,392
	JPMorgan Chase	67,300	2,121,969
†	Knight Capital Group Class A	213,400	3,446,410
	NYSE Euronext	38,900	1,065,082
			8,131,853
Health Care – 21.42%
†	Biogen Idec	169,300	8,063,759
*†	Celera	110,600	1,230,978
*	Healthcare Services Group	301,800	4,807,674
*	Perrigo	26,200	846,522
	Quest Diagnostics	94,100	4,884,731
*†	Schein (Henry)	72,800	2,671,032
	UnitedHealth Group	269,400	7,166,040
†	WellPoint	131,900	5,556,947
			35,227,683
Technology – 4.82%
*†	American Tower Class A	92,500	2,712,100
†	Apple	36,800	3,140,880
*†	Nuance Communications	200,000	2,072,000
			7,924,980
Transportation – 6.58%
*	Hunt (J.B.) Transport Services	211,500	5,556,105
	Knight Transportation	326,400	5,261,568
			10,817,673
Total Common Stock (cost $188,426,616)			151,487,421

5

Statement of net assets
Delaware American Services Fund

	Principal amount	Value
Repurchase Agreement** – 9.82%
BNP Paribas 0.005%, dated 12/31/08, to be
repurchased on 1/2/08, repurchase price
$16,161,449 (collateralized by U.S. Government
obligations, 10/22/09; market value $16,500,004)	$16,161,000	$16,161,000
Total Repurchase Agreement (cost $16,161,000)		16,161,000

Total Value of Securities Before Securities
Lending Collateral – 101.92% (cost $204,587,616)		167,648,421

	Number of shares
Securities Lending Collateral*** – 17.31%
Investment Companies
Mellon GSL DBT II Collateral Fund	29,354,601	28,448,505
Mellon GSL DBT II Liquidation Trust	580,728	19,164
Total Securities Lending Collateral (cost $29,935,329)		28,467,669

Total Value of Securities – 119.23%
(cost $234,522,945)		196,116,090 ©
Obligation to Return Securities
Lending Collateral*** – (18.20%)		(29,935,329)
Liabilities Net of Receivables and
Other Assets – (1.03%)		(1,694,423)
Net Assets Applicable to 17,579,297
Shares Outstanding – 100.00%		$164,486,338

Net Asset Value – Delaware American Services Fund
Class A ($92,706,556 / 9,687,374 Shares)		$9.57
Net Asset Value – Delaware American Services Fund
Class B ($20,951,442 / 2,334,918 Shares)		$8.97
Net Asset Value – Delaware American Services Fund
Class C ($37,955,016 / 4,230,084 Shares)		$8.97
Net Asset Value – Delaware American Services Fund
Class R ($3,200,616 / 337,205 Shares)		$9.49
Net Asset Value – Delaware American Services Fund
Institutional Class ($9,672,708 / 989,716 Shares)		$9.77

6

Components of Net Assets at December 31, 2008:
Shares of beneficial interest
(unlimited authorization – no par)	$303,321,068
Accumulated net realized loss on investments	(100,427,875)
Net unrealized depreciation of investments	(38,406,855)
Total net assets	$164,486,338

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At December 31, 2008, the aggregate amount of fair valued securities was $1,020,000, which represented 0.62% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

†	Non income producing security.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2008, the aggregate amount of Rule 144A securities was $1,020,000, which represented 0.62% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

*	Fully or partially on loan.
**	See Note 1 in “Notes to financial statements.”
***	See Note 8 in “Notes to financial statements.”
©	Includes $28,430,188 of securities loaned.

Net Asset Value and Offering Price Per Share –
Delaware American Services Fund
Net asset value Class A (A)	$9.57
Sales charge (5.75% of offering price) (B)	0.58
Offering price	$10.15

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $50,000 or more.

See accompanying notes

7

Statement of operations
Delaware American Services Fund	Six Months Ended December 31, 2008 (Unaudited)

Investment Income:
Dividends	$1,128,710
Interest	20,067
Securities lending income	681,285	$1,830,062

Expenses:
Management fees	949,385
Distribution expenses – Class A	222,671
Distribution expenses – Class B	149,501
Distribution expenses – Class C	289,163
Distribution expenses – Class R	12,384
Dividend disbursing and transfer agent fees and expenses	552,781
Reports and statements to shareholders	59,254
Accounting and administration expenses	50,634
Registration fees	40,839
Legal fees	30,524
Custodian fees	19,118
Audit and tax fees	16,220
Trustees’ fees	8,815
Insurance fees	5,635
Taxes (other than taxes on income)	2,459
Pricing fees	1,299
Dues and services	983
Consulting fees	952
Trustees’ expenses	613	2,413,230
Less fees waived		(67,852)
Less waived distribution expenses – Class A		(37,112)
Less waived distribution expenses – Class R		(2,064)
Total operating expenses		2,306,202
Net Investment Loss		(476,140)

Net Realized and Unrealized Loss on Investments:
Net realized loss on investments		(74,829,665)
Net change in unrealized appreciation/depreciation of investments		(20,894,914)
Net Realized and Unrealized Loss on Investments		(95,724,579)

Net Decrease in Net Assets Resulting from Operations		$(96,200,719)

See accompanying notes

8

Statements of changes in net assets
Delaware American Services Fund

	Six Months	Year
	Ended	Ended
	12/31/08	6/30/08
	(Unaudited)
Decrease in Net Assets from Operations:
Net investment loss	$(476,140)	$(1,119,703)
Net realized loss on investments	(74,829,665)	(11,643,024)
Net change in unrealized
appreciation/depreciation of investments	(20,894,914)	(144,423,024)
Net decrease in net assets resulting from operations	(96,200,719)	(157,185,751)

Dividends and Distributions to Shareholders from:
Net realized gain on investments:
Class A	(594,174)	(23,854,032)
Class B	(137,932)	(4,218,514)
Class C	(269,056)	(9,163,387)
Class R	(17,851)	(284,129)
Institutional Class	(56,322)	(2,109,117)
	(1,075,335)	(39,629,179)

Capital Share Transactions:
Proceeds from shares sold:
Class A	8,331,662	75,253,914
Class B	134,605	1,407,138
Class C	2,607,934	21,520,542
Class R	979,110	4,006,743
Institutional Class	1,781,178	16,136,033

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	550,744	21,647,654
Class B	122,152	3,978,235
Class C	250,862	8,735,452
Class R	17,851	284,129
Institutional Class	55,867	2,022,308
	14,831,965	154,992,148

10

	Six Months	Year
	Ended	Ended
	12/31/08	6/30/08
	(Unaudited)
Capital Share Transactions (continued)
Cost of shares repurchased:
Class A	$(92,709,954)	$(154,213,113)
Class B	(5,942,672)	(17,328,828)
Class C	(19,543,391)	(54,082,954)
Class R	(673,447)	(2,145,088)
Institutional Class	(13,778,966)	(12,661,365)
	(132,648,430)	(240,431,348)
Decrease in net assets derived
from capital share transactions	(117,816,465)	(85,439,200)
Net Decrease in Net Assets	(215,092,519)	(282,254,130)

Net Assets:
Beginning of period	379,578,857	661,832,987
End of period (there was no undistributed net
investment income at either period end)	$164,486,338	$379,578,857

See accompanying notes

11

Financial highlights
Delaware American Services Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

12

Six Months Ended	Year Ended
12/31/08[1]	6/30/08	6/30/07	6/30/06		6/30/05	6/30/04
(Unaudited)
$14.560	$20.640	$17.270	$15.510		$14.400	$11.260

(0.008)	0.004	(0.026)	(0.052)		(0.074)	(0.077)
(4.931)	(4.894)	3.764	1.812		1.620	3.457
(4.939)	(4.890)	3.738	1.760		1.546	3.380

(0.051)	(1.190)	(0.368)	—		(0.436)	(0.240)
(0.051)	(1.190)	(0.368)	—		(0.436)	(0.240)

$9.570	$14.560	$20.640	$17.270		$15.510	$14.400

(34.05% )	(24.98% )	22.19%	11.35%		11.30%	30.29%

$92,706	$230,659	$406,776	$237,455		$144,146	$48,662
1.57%	1.36%	1.34%	1.36%		1.41%	1.38%

1.67%	1.41%	1.39%	1.41%		1.47%	1.56%
(0.13% )	0.03%	(0.14% )	(0.32%	)	(0.51% )	(0.58% )

(0.23% )	(0.02% )	(0.19% )	(0.37%	)	(0.57% )	(0.76% )
68%	81%	62%	78%		128%	199%

13

Financial highlights
Delaware American Services Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

14

Six Months Ended	Year Ended
12/31/08[1]	6/30/08	6/30/07	6/30/06		6/30/05	6/30/04
(Unaudited)
$13.710	$19.640	$16.570	$15.000		$14.040	$11.070

(0.050)	(0.120)	(0.155)	(0.172)		(0.179)	(0.173)
(4.639)	(4.620)	3.593	1.742		1.575	3.383
(4.689)	(4.740)	3.438	1.570		1.396	3.210

(0.051)	(1.190)	(0.368)	—		(0.436)	(0.240)
(0.051)	(1.190)	(0.368)	—		(0.436)	(0.240)

$8.970	$13.710	$19.640	$16.570		$15.000	$14.040

(34.33% )	(25.52% )	21.30%	10.47%		10.50%	29.26%

$20,951	$38,985	$71,164	$58,797		$39,238	$14,053
2.32%	2.11%	2.09%	2.11%		2.16%	2.13%

2.37%	2.11%	2.09%	2.11%		2.17%	2.26%
(0.88% )	(0.72% )	(0.89% )	(1.07%	)	(1.26% )	(1.33% )

(0.93% )	(0.72% )	(0.89% )	(1.07%	)	(1.27% )	(1.46% )
68%	81%	62%	78%		128%	199%

15

Financial highlights
Delaware American Services Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expenses paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

16

Six Months Ended	Year Ended
12/31/08[1]	6/30/08	6/30/07	6/30/06		6/30/05	6/30/04
(Unaudited)
$13.710	$19.640	$16.570	$15.000		$14.040	$11.060

(0.051)	(0.120)	(0.156)	(0.172)		(0.178)	(0.173)
(4.638)	(4.620)	3.594	1.742		1.574	3.393
(4.689)	(4.740)	3.438	1.570		1.396	3.220

(0.051)	(1.190)	(0.368)	—		(0.436)	(0.240)
(0.051)	(1.190)	(0.368)	—		(0.436)	(0.240)

$8.970	$13.710	$19.640	$16.570		$15.000	$14.040

(34.33% )	(25.52% )	21.30%	10.47%		10.50%	29.26%

$37,955	$78,451	$146,703	$100,628		$52,263	$8,614
2.32%	2.11%	2.09%	2.11%		2.16%	2.13%

2.37%	2.11%	2.09%	2.11%		2.17%	2.26%
(0.88% )	(0.72% )	(0.89% )	(1.07%	)	(1.26% )	(1.33% )

(0.93% )	(0.72% )	(0.89% )	(1.07%	)	(1.27% )	(1.46% )
68%	81%	62%	78%		128%	199%

17

Financial highlights
Delaware American Services Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[3]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expenses paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

See accompanying notes

18

			10/1/05[2]
Six Months Ended	Year Ended		to
12/31/08[1]	6/30/08	6/31/07	6/30/06
(Unaudited)
$14.460	$20.550	$17.240	$15.750

(0.023)	(0.038)	(0.072)	(0.078)
(4.896)	(4.862)	3.750	1.568
(4.919)	(4.900)	3.678	1.490

(0.051)	(1.190)	(0.368)	—
(0.051)	(1.190)	(0.368)	—

$9.490	$14.460	$20.550	$17.240

(34.14% )	(25.15% )	21.87%	9.46%

$3,201	$4,588	$4,182	$1,193
1.82%	1.61%	1.59%	1.63%

1.97%	1.71%	1.69%	1.73%
(0.38% )	(0.22% )	(0.39% )	(0.63% )

(0.53% )	(0.32% )	(0.49% )	(0.73% )
68%	81%	62%	78% [5]

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

[5] Portfolio turnover is representative of the Fund for the entire year.

19

Financial highlights
Delaware American Services Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

20

Six Months Ended	Year Ended
12/31/08[1]	6/30/08	6/30/07	6/30/06		6/30/05	6/30/04
(Unaudited)
$14.850	$20.970	$17.500	$15.680		$14.520	$11.320

0.008	0.048	0.021	(0.010)		(0.037)	(0.043)
(5.037)	(4.978)	3.817	1.830		1.633	3.483
(5.029)	(4.930)	3.838	1.820		1.596	3.440

(0.051)	(1.190)	(0.368)	—		(0.436)	(0.240)
(0.051)	(1.190)	(0.368)	—		(0.436)	(0.240)

$9.770	$14.850	$20.970	$17.500		$15.680	$14.520

(33.99% )	(24.77% )	22.47%	11.61%		11.63%	30.46%

$9,673	$26,896	$33,008	$18,039		$1,934	$1,133
1.32%	1.11%	1.09%	1.11%		1.16%	1.13%

1.37%	1.11%	1.09%	1.11%		1.17%	1.26%
0.12%	0.28%	0.11%	(0.07%	)	(0.26% )	(0.33% )

0.07%	0.28%	0.11%	(0.07%	)	(0.27% )	(0.46% )
68%	81%	62%	78%		128%	199%

21

Notes to financial statements
Delaware American Services Fund	December 31, 2008 (Unaudited)

Delaware Group® Equity Funds III (Trust) is organized as a Delaware statutory trust and offers three series: Delaware American Services Fund, Delaware Small Cap Growth Fund, and Delaware Trend® Fund. These financial statements and the related notes pertain to the Delaware American Services Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide long-term capital growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net assets value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

22

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended December 31, 2008.

23

Notes to financial statements
Delaware American Services Fund

1. Significant Accounting Policies (continued)

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Effective November 1, 2008, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)), do not exceed 1.25% of average daily net assets of the Fund through October 31, 2009. Prior to November 1, 2008, the Fund had no expense limitation. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended December 31, 2008, the Fund was charged $6,329 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. DDLP has contracted to waive

24

distribution and services fees through October 31, 2009, in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At December 31, 2008, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$71,528
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	86,132
Distribution fees payable to DDLP	70,178
Other expenses payable to DMC and affiliates*	27,948

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended December 31, 2008 the Fund was charged $ 8,397 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended December 31, 2008, DDLP earned $7,881 for commissions on sales of the Fund’s Class A shares. For the six months ended December 31, 2008, DDLP received gross CDSC commissions of $333, $50,784 and $3,817 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended December 31, 2008, the Fund made purchases of $86,211,296 and sales of $226,324,887 of investment securities other than short-term investments.

At December 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2008, the cost of investments was $236,266,248. At December 31, 2008, the net unrealized depreciation was $40,150,158 of which $5,579,760 related to unrealized appreciation of investments and $45,729,918 related to unrealized depreciation of investments.

Effective July 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three

25

Notes to financial statements
Delaware American Services Fund

3. Investments (continued)

level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of December 31, 2008:

Securities
Level 1	$167,648,421
Level 2	28,448,505
Level 3	19,164
Total	$196,116,090

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 6/30/08	$—
Net unrealized appreciation/depreciation	(561,564)
Net transfer in and/or out of Level 3	580,728
Balance as of 12/31/08	$19,164

26

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended December 31, 2008 and the year ended June 30, 2008 was as follows:

	Six Months	Year
	Ended	Ended
	12/31/08*	6/30/08
Ordinary income	$—	$11,662,069
Long-term capital gain	1,075,335	27,967,110
Total	$1,075,335	$39,629,179

*Tax information for the period ended December 31, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of December 31, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$303,321,068
Realized losses (7/1/08 – 12/31/08)	(98,684,572)
Unrealized depreciation of investments	(40,150,158)
Net assets	$164,486,338

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and partnership income.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended December 31, 2008, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end:

Paid-in-capital	$(477,228)
Accumulated net investment loss	476,140
Accumulated net realized loss	1,088

27

Notes to financial statements
Delaware American Services Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	12/31/08	6/30/08
Shares sold:
Class A	707,352	4,115,037
Class B	13,908	78,084
Class C	228,916	1,199,473
Class R	79,444	219,451
Institutional Class	134,397	883,053

Shares issued upon reinvestment of dividends and distributions:
Class A	37,212	1,139,478
Class B	8,782	220,851
Class C	18,035	485,339
Class R	1,215	15,071
Institutional Class	3,700	104,677
	1,232,961	8,460,514

Shares repurchased:
Class A	(6,899,023)	(9,123,653)
Class B	(532,007)	(1,078,181)
Class C	(1,740,450)	(3,430,949)
Class R	(60,778)	(120,690)
Institutional Class	(959,313)	(750,466)
	(10,191,571)	(14,503,939)
Net decrease	(8,958,610)	(6,043,425)

For the six months ended December 31, 2008 and the year ended June 30, 2008, 64,040 Class B shares were converted to 60,133 Class A shares valued at $704,102 and 126,991 Class B shares were converted to 119,872 Class A shares valued at $2,001,165, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up

28

to a maximum of one third of their net assets under the agreement. The agreement expired on November 18, 2008. The Fund had no loans outstanding as of December 31, 2008, or at any time during the period then ended.

Effective November 18, 2008, the Fund, along with the other Participants, entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the fiscal period ended December 31, 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover

29

8. Securities Lending (continued)

the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2008, the value of securities on loan was $28,430,188, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral”.

9. Credit and Market Risk

The Fund concentrates its investments in U.S. service and service-related companies across the economic spectrum. The Fund may be more susceptible to a single economic, political or regulatory occurrence affecting companies in these industries than other mutual funds not concentrating their investments in these industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of December 31, 2008, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

30

About the organization

This semiannual report is for the information of Delaware American Services Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware American Services Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

31

Affiliated officers	Contact information

David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

32

Semiannual report

Delaware Small Cap Growth Fund

December 31, 2008

Growth equity mutual fund

Disclosure of Fund expenses	1

Sector allocation and top 10 holdings	3

Statement of net assets	4

Statement of operations	9

Statements of changes in net assets	10

Financial highlights	12

Notes to financial statements	22

About the organization	31

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period July 1, 2008 to December 31, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2008 to December 31, 2008.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Small Cap Growth Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	7/1/08	12/31/08	Expense Ratio	7/1/08 to 12/31/08*
Actual Fund return
Class A	$1,000.00	$661.10	1.71%	$7.16
Class B	1,000.00	658.60	2.46%	10.28
Class C	1,000.00	658.60	2.46%	10.28
Class R	1,000.00	659.80	1.96%	8.20
Institutional Class	1,000.00	661.60	1.46%	6.11
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,016.59	1.71%	$8.69
Class B	1,000.00	1,012.80	2.46%	12.48
Class C	1,000.00	1,012.80	2.46%	12.48
Class R	1,000.00	1,015.32	1.96%	9.96
Institutional Class	1,000.00	1,017.85	1.46%	7.43

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2

Sector allocation and top 10 holdings
Delaware Small Cap Growth Fund	As of December 31, 2008

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Common Stock²	92.15%
Basic Industry/Capital Goods	11.04%
Business Services	5.85%
Consumer Durables	1.65%
Consumer Non-Durables	6.48%
Consumer Services	3.48%
Energy	5.75%
Financials	5.20%
Health Care	29.26%
Technology	20.89%
Transportation	2.55%
Repurchase Agreement	9.17%
Securities Lending Collateral	18.18%
Total Value of Securities	119.50%
Obligation to Return Securities Lending Collateral	(18.85%)
Liabilities Net of Receivables and Other Assets	(0.65%)
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell or hold any security.

Top 10 Equity Holdings	Percentage of net assets
Abraxis BioScience	4.22%
Medarex	3.24%
OSI Pharmaceuticals	2.74%
Sepracor	2.69%
Healthcare Services Group	2.46%
Data Domain	2.46%
F5 Networks	2.39%
Amerisafe	2.04%
Sybase	2.03%
ANSYS	1.99%

3

Statement of net assets
Delaware Small Cap Growth Fund	December 31, 2008 (Unaudited)

		Number of shares	Value
Common Stock – 92.15%²
Basic Industry/Capital Goods – 11.04%
	Bucyrus International	6,300	$116,676
†	Dycom Industries	10,200	83,844
	Dynamic Materials	7,700	148,687
†	Exponent	4,800	144,384
†	Hexcel	14,700	108,633
*	Lincoln Electric Holdings	2,300	117,139
†	Middleby	3,000	81,810
†	Tetra Tech	4,900	118,335
*	Titan International	12,425	102,506
			1,022,014
Business Services – 5.85%
†	Aecom Technology	5,800	178,234
*†	Emergency Medical Services Class A	3,700	135,457
*	Healthcare Services Group	14,300	227,799
			541,490
Consumer Durables – 1.65%
*†	LKQ	13,100	152,746
			152,746
Consumer Non-Durables – 6.48%
†	Aeropostale	4,400	70,840
*	American Eagle Outfitters	4,400	41,184
	PETsMART	3,400	62,730
†	Titan Machinery	9,700	136,382
*†	Tractor Supply	2,300	83,122
†	Ulta Salon Cosmetics & Fragrance	10,700	88,596
*†	Under Armour Class A	4,900	116,816
			599,670
Consumer Services – 3.48%
*†	BJ’s Restaurants	6,700	72,159
†	Cardtronics	21,000	27,090
*†	Chipotle Mexican Grill Class A	800	49,584
†	RHI Entertainment	13,100	106,372
†	Texas Roadhouse Class A	8,700	67,425
			322,630
Energy – 5.75%
†	Atwood Oceanics	4,000	61,120
*	Carbo Ceramics	4,200	149,226
*†	Goodrich Petroleum	4,500	134,775

4

		Number of shares	Value
Common Stock (continued)
	Energy (continued)
*†	ION Geophysical	17,500	$60,025
†	T-3 Energy Services	6,100	57,584
†	Willbros Group	8,200	69,454
			532,184
Financials – 5.20%
†	Amerisafe	9,200	188,876
†	Knight Capital Group Class A	9,600	155,040
†	ProAssurance	2,600	137,228
			481,144
Health Care – 29.26%
†	Abraxis BioScience	5,925	390,576
*†	Acadia Pharmaceuticals	25,400	22,860
*†	Advanced Medical Optics	15,000	99,150
†	Affymetrix	25,100	75,049
†	Align Technology	14,000	122,500
*†	Arthrocare	2,900	13,833
*†	Biodel	5,500	26,510
†	Caraco Pharmaceutical Laboratories	4,200	24,864
*†	Cardiome Pharma	9,800	44,590
†	Celera	14,100	156,933
†	Charles River Laboratories International	5,500	144,100
†	Cougar Biotechnology	5,800	150,800
†	Gen-Probe	2,500	107,100
†	Health Net Class A	5,000	54,450
†	Medarex	53,800	300,204
*†	OSI Pharmaceuticals	6,500	253,825
†	Par Pharmaceutical	7,200	96,552
†	Regeneron Pharmaceuticals	5,800	106,488
†	Sepracor	22,700	249,246
†	Syneron Medical	8,900	74,226
*†	Wright Medical Group	7,300	149,139
*†	ZymoGenetics	15,300	45,900
			2,708,895

5

Statement of net assets
Delaware Small Cap Growth Fund

		Number of shares	Value
Common Stock (continued)
Technology – 20.89%
†	ANSYS	6,602	$184,130
†	Ariba	15,600	112,476
†	Atheros Communications	10,800	154,548
*†	Blue Coat Systems	9,900	83,160
†	Cavium Networks	15,700	165,007
†	Concur Technologies	4,000	131,280
†	Data Domain	12,100	227,480
†	F5 Networks	9,700	221,742
	Henry (Jack) & Associates	6,500	126,165
*†	Lam Research	2,200	46,816
*†	Nuance Communications	10,400	107,744
†	Sybase	7,600	188,252
†	TriQuint Semiconductor	40,300	138,632
†	Varian Semiconductor Equipment Associates	2,600	47,112
			1,934,544
Transportation – 2.55%
*†	Celadon Group	16,300	139,039
†	Genesee & Wyoming Class A	3,200	97,600
			236,639
Total Common Stock (cost $11,960,441)			8,531,956

		Principal amount
Repurchase Agreement** – 9.17%
	BNP Paribas 0.005%, dated 12/31/08, to be
	repurchased on 1/2/09, repurchase price $849,000
	(collateralized by U.S. Government obligations,
	10/22/09; market value $866,836)	$849,000	849,000
Total Repurchase Agreement (cost $849,000)			849,000

Total Value of Securities Before Securities
	Lending Collateral – 101.32% (cost $12,809,441)		9,380,956

6

	Number of shares	Value
Securities Lending Collateral*** – 18.18%
Investment Companies
Mellon GSL DBT II Collateral Fund	1,732,055	$1,682,788
†Mellon GSL DBT II Liquidation Trust	12,778	422
Total Securities Lending Collateral (cost $1,744,833)		1,683,210

Total Value of Securities – 119.50%
(cost $14,554,274)		11,064,166 ©
Obligation to Return Securities
Lending Collateral*** – (18.85%)		(1,744,833)
Liabilities Net of Receivables and
Other Assets – (0.65%)		(60,439)
Net Assets Applicable to 1,724,933
Outstanding – 100.00%		$9,258,894

Net Asset Value – Delaware Small Cap Growth Fund
Class A ($4,433,088 / 800,213 Shares)		$5.54
Net Asset Value – Delaware Small Cap Growth Fund
Class B ($1,140,163 / 219,856 Shares)		$5.19
Net Asset Value – Delaware Small Cap Growth Fund
Class C ($3,014,982 / 581,449 Shares)		$5.19
Net Asset Value – Delaware Small Cap Growth Fund
Class R ($670,268 / 123,345 Shares)		$5.43
Net Asset Value – Delaware Small Cap Growth Fund
Institutional Class ($393 / 69.53 Shares)		$5.65

Components of Net Assets at December 31, 2008:
Shares of beneficial interest
(unlimited authorization – no par)		$14,377,168
Accumulated net realized loss on investments		(1,628,166)
Net unrealized depreciation of investments		(3,490,108)
Total net assets		$9,258,894

7

Statement of net assets
Delaware Small Cap Growth Fund

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
*	Fully or partially on loan.
**	See Note 1 in “Notes to financial statements.”
***	See Note 8 in “Notes to financial statements.”
©	Includes $1,631,065 of securities loaned.

Net Asset Value and Offering Price Per Share –
Delaware Small Cap Growth Fund
Net asset value Class A (A)	$5.54
Sales charge (5.75% of offering price) (B)	0.34
Offering price	$5.88

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon the redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

8

Statement of operations
Delaware Small Cap Growth Fund	Six Months Ended December 31, 2008 (Unaudited)

Investment Income:
Dividends	$8,824
Interest	5,164
Securities lending income	27,198	$41,186

Expenses:
Management fees	66,564
Dividend disbursing and transfer agent fees and expenses	48,096
Distribution expenses – Class A	10,271
Distribution expenses – Class B	8,329
Distribution expenses – Class C	19,495
Distribution expenses – Class R	2,904
Registration fees	31,572
Reports and statements to shareholders	8,629
Audit and tax	5,931
Accounting and administration expenses	2,663
Legal fees	1,925
Pricing fees	1,388
Dues and services	1,192
Custodian fees	1,058
Trustees’ fees	460
Insurance fees	258
Taxes (other than taxes on income)	221
Consulting fees	45
Trustee’s expenses	33	211,034
Less fees waived		(72,414)
Less waived distribution expenses – Class A		(1,712)
Less waived distribution expenses – Class R		(484)
Less expense paid indirectly		(76)
Total operating expenses		136,348
Net Investment Loss		(95,162)

Net Realized and Unrealized Loss on Investments:
Net realized loss on investments		(1,223,327)
Net change in unrealized appreciation/depreciation of investments		(3,929,413)
Net Realized and Unrealized Loss on Investments		(5,152,740)

Net Decrease in Net Assets Resulting from Operations		$(5,247,902)

See accompanying notes

9

Statements of changes in net assets
Delaware Small Cap Growth Fund

	Six Months	Year
	Ended	Ended
	12/31/08	6/30/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(95,162)	$(337,950)
Net realized gain (loss) on investments	(1,223,327)	1,187,682
Net change in unrealized
appreciation/depreciation of investments	(3,929,413)	(6,733,743)
Net decrease in net assets resulting from operations	(5,247,902)	(5,884,011)

Dividends and Distributions to Shareholders from:
Net realized gain on investments:
Class A	—	(1,772,691)
Class B	—	(536,782)
Class C	—	(1,136,488)
Class R	—	(251,984)
Institutional Class	—	(106)
	—	(3,698,051)

Return of capital:
Class A	—	(197,366)
Class B	—	(61,168)
Class C	—	(127,640)
Class R	—	(30,531)
Institutional Class	—	(12)
	—	(416,717)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,051,725	3,452,231
Class B	99,987	221,667
Class C	1,051,292	1,476,078
Class R	318,389	829,567
Institutional Class	—	—

10

	Six Months	Year
	Ended	Ended
	12/31/08	6/30/08
	(Unaudited)
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	$—	$1,862,366
Class B	—	573,879
Class C	—	1,222,197
Class R	—	282,514
Institutional Class	—	118
	2,521,393	9,920,617
Cost of shares repurchased:
Class A	(2,472,117)	(4,928,751)
Class B	(452,277)	(1,023,302)
Class C	(1,208,835)	(3,044,299)
Class R	(517,513)	(1,503,474)
Institutional Class	—	—
	(4,650,742)	(10,499,826)
Decrease in net assets derived from capital share transactions	(2,129,349)	(579,209)
Net Decrease in Net Assets	(7,377,251)	(10,577,988)

Net Assets:
Beginning of period	16,636,145	27,214,133
End of period (there was no undistributed net investment
income at either period end)	$9,258,894	$16,636,145

See accompanying notes

11

Financial highlights
Delaware Small Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

12

Six Months Ended		Year Ended
12/31/08[1]		6/30/08	6/30/07	6/30/06	6/30/05	6/30/04
(Unaudited)
$8.380		$12.880	$11.890	$11.300	$11.260	$9.170

(0.039)		(0.118)	(0.141)	(0.134)	(0.138)	(0.105)
(2.801)		(2.465)	1.958	1.325	0.291	2.195
(2.840)		(2.583)	1.817	1.191	0.153	2.090

—		(1.730)	(0.827)	(0.601)	(0.113)	—
—		(0.187)	—	—	—	—
—		(1.917)	(0.827)	(0.601)	(0.113)	—

$5.540		$8.380	$12.880	$11.890	$11.300	$11.260

(33.89%	)	(23.38% )	16.62%	10.70%	1.51%	22.79%

$4,433		$8,563	$12,996	$14,941	$14,045	$25,035
1.71%		1.73%	1.71%	1.60%	1.65%	1.60%

2.85%		2.29%	2.33%	2.20%	1.97%	1.95%
(1.09%	)	(1.17% )	(1.22% )	(1.12% )	(1.29% )	(0.99%	)

(2.23%	)	(1.73% )	(1.84% )	(1.72% )	(1.61% )	(1.34%	)
128%		105%	67%	78%	87%	79%

13

Financial highlights
Delaware Small Cap Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

14

Six Months Ended		Year Ended
12/31/08[1]		6/30/08	6/30/07	6/30/06	6/30/05	6/30/04
(Unaudited)
$7.880		$12.300	$11.470	$11.000	$11.050	$9.070

(0.064)		(0.191)	(0.225)	(0.221)	(0.217)	(0.184)
(2.626)		(2.312)	1.882	1.292	0.280	2.164
(2.690)		(2.503)	1.657	1.071	0.063	1.980

—		(1.730)	(0.827)	(0.601)	(0.113)	—
—		(0.187)	—	—	—	—
—		(1.917)	(0.827)	(0.601)	(0.113)	—

$5.190		$7.880	$12.300	$11.470	$11.000	$11.050

(34.14%	)	(23.89% )	15.77%	9.87%	0.71%	21.83%

$1,140		$2,140	$3,783	$4,858	$5,448	$4,844
2.46%		2.48%	2.46%	2.35%	2.40%	2.35%

3.55%		2.99%	3.03%	2.90%	2.67%	2.65%
(1.84%	)	(1.92% )	(1.97% )	(1.87% )	(2.04% )	(1.74%	)

(2.93%	)	(2.43% )	(2.54% )	(2.42% )	(2.31% )	(2.04%	)
128%		105%	67%	78%	87%	79%

15

Financial highlights
Delaware Small Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

16

Six Months Ended		Year Ended
12/31/08[1]		6/30/08	6/30/07	6/30/06	6/30/05	6/30/04
(Unaudited)
$7.880		$12.300	$11.470	$11.000	$11.050	$9.070

(0.064)		(0.191)	(0.225)	(0.221)	(0.217)	(0.184)
(2.626)		(2.312)	1.882	1.292	0.280	2.164
(2.690)		(2.503)	1.657	1.071	0.063	1.980

—		(1.730)	(0.827)	(0.601)	(0.113)	—
—		(0.187)	—	—	—	—
—		(1.917)	(0.827)	(0.601)	(0.113)	—

$5.190		$7.880	$12.300	$11.470	$11.000	$11.050

(34.14%	)	(23.89% )	15.77%	9.87%	0.71%	21.83%

$3,015		$4,708	$8,082	$9,495	$8,527	$6,000
2.46%		2.48%	2.46%	2.35%	2.40%	2.35%

3.55%		2.99%	3.03%	2.90%	2.67%	2.65%
(1.84%	)	(1.92% )	(1.97% )	(1.87% )	(2.04% )	(1.74%	)

(2.93%	)	(2.43% )	(2.54% )	(2.42% )	(2.31% )	(2.04%	)
128%		105%	67%	78%	87%	79%

17

Financial highlights
Delaware Small Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

18

Six Months Ended		Year Ended
12/31/08[1]		6/30/08	6/30/07	6/30/06	6/30/05	6/30/04
(Unaudited)
$8.230		$12.710	$11.770	$11.220	$11.220	$9.170

(0.048)		(0.143)	(0.170)	(0.164)	(0.176)	(0.144)
(2.752)		(2.420)	1.937	1.315	0.289	2.194
(2.800)		(2.563)	1.767	1.151	0.113	2.050

—		(1.730)	(0.827)	(0.601)	(0.113)	—
—		(0.187)	—	—	—	—
—		(1.917)	(0.827)	(0.601)	(0.113)	—

$5.430		$8.230	$12.710	$11.770	$11.220	$11.220

(34.02%	)	(23.56% )	16.34%	10.41%	1.15%	22.36%

$670		$1,224	$2,352	$1,676	$1,575	$774
1.96%		1.98%	1.96%	1.85%	2.00%	1.95%

3.15%		2.59%	2.63%	2.50%	2.27%	2.25%
(1.34%	)	(1.42% )	(1.47% )	(1.37% )	(1.64% )	(1.34%	)

(2.53%	)	(2.03% )	(2.14% )	(2.02% )	(1.91% )	(1.64%	)
128%		105%	67%	78%	87%	79%

19

Financial highlights
Delaware Small Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

20

Six Months Ended		Year Ended
12/31/08[1]		6/30/08	6/30/07	6/30/06	6/30/05	6/30/04
(Unaudited)
$8.540		$13.050	$12.020	$11.400	$11.330	$9.210

(0.030)		(0.093)	(0.112)	(0.103)	(0.111)	(0.079)
(2.860)		(2.500)	1.969	1.324	0.294	2.199
(2.890)		(2.593)	1.857	1.221	0.183	2.120

—		(1.730)	(0.827)	(0.601)	(0.113)	—
—		(0.187)	—	—	—	—
—		(1.917)	(0.827)	(0.601)	(0.113)	—

$5.650		$8.540	$13.050	$12.020	$11.400	$11.330

(33.84%	)	(23.12% )	16.78%	10.87%	1.76%	23.02%

$1		$1	$1	$1	$8	$1,287
1.46%		1.48%	1.46%	1.35%	1.40%	1.35%

2.55%		1.99%	2.03%	1.90%	1.67%	1.65%
(0.84%	)	(0.92% )	(0.97% )	(0.87% )	(1.04% )	(0.74%	)

(1.93%	)	(1.43% )	(1.54% )	(1.42% )	(1.31% )	(1.04%	)
128%		105%	67%	78%	87%	79%

21

Notes to financial statements
Delaware Small Cap Growth Fund	December 31, 2008 (Unaudited)

Delaware Group Equity Funds III (Trust) is organized as a Delaware statutory trust and offers three series: Delaware American Services Fund, Delaware Small Cap Growth Fund, and Delaware Trend Fund. These financial statements and the related notes pertain to the Delaware Small Cap Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide long-term capital growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net assets per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

22

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

23

Notes to financial statements
Delaware Small Cap Growth Fund

1. Significant Accounting Policies (continued)

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There was no such commission rebates for the six months ended December 31, 2008.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 1.00% on the first $250 million of average daily net assets of the Fund, 0.90% on the next $250 million, and 0.75% on average daily net assets in excess of $500 million.

Effective November 1, 2008, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)), do not exceed 1.46% of average daily net assets of the Fund through October 31, 2009. Prior to November 1, 2008, DMC had contracted to limit these expenses from exceeding 1.45% of average daily net assets. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended December 31, 2008, the Fund was charged $333 for these services.

24

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. DDLP has contracted to limit the Class A and Class R shares’ 12-b1 fees through October 31, 2009 to no more than 0.25% and 0.50%, respectively, of the Fund’s average daily net assets.

At December 31, 2008, the Fund had receivables due from or liabilities payable to affiliates as follows:

Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	$8,093
Distribution fees payable to DDLP	4,463
Other expenses payable to DMC and affiliates*	3,263
Receivable from DMC under expense limitation agreement	6,913

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended December 31, 2008 the Fund was charged $453 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended December 31, 2008, DDLP earned $1,384 for commissions on sales of the Fund’s Class A shares. For the six months ended December 31, 2008, DDLP received gross CDSC commissions of $92, $2,781 and $169 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended December 31, 2008, the Fund made purchases of $8,270,861 and sales of $10,696,478 of investment securities other than short-term investments.

At December 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2008, the cost of investments was $14,770,117. At December 31, 2008, the net unrealized depreciation was $3,705,951 of which $603,317 related to unrealized appreciation of investments and $4,309,268 related to unrealized depreciation of investments.

25

Notes to financial statements
Delaware Small Cap Growth Fund

3. Investments (continued)

Effective July 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of December 31, 2008:

Securities
Level 1	$11,063,744
Level 2	—
Level 3	422
Total	$11,064,166

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 6/30/08	$—
Net unrealized appreciation/depreciation	(12,356)
Net transfer in and/or out of Level 3	12,778
Balance as of 12/31/08	$422

26

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no distributions during the six months ended December 31, 2008. The tax character of dividends and distributions paid during the year ended June 30, 2008 was as follows:

Year
Ended
6/30/08
Ordinary income	$4,905
Long-term capital gain	3,693,146
Return of capital	416,717
Total	$4,114,768

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of December 31, 2008 the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$14,377,168
Realized losses (7/1/08 – 12/31/08)	(454,889)
Post-October losses	(957,434)
Unrealized depreciation of investments	(3,705,951)
Net assets	$9,258,894

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Post-October losses represent losses realized on investment transactions from November 1, 2008 through December 31, 2008, that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended December 31, 2008, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end:

Accumulated net investment loss	$95,162
Paid-in-capital	(95,162)

27

Notes to financial statements
Delaware Small Cap Growth Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	12/31/08	6/30/08
Shares sold:
Class A	153,050	319,118
Class B	17,511	20,666
Class C	163,580	149,973
Class R	43,937	80,148
Institutional Class	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	—	166,124
Class B	—	54,102
Class C	—	115,177
Class R	—	25,650
Institutional Class	—	11
	378,078	930,969
Shares repurchased:
Class A	(374,624)	(472,716)
Class B	(69,325)	(110,676)
Class C	(180,020)	(324,363)
Class R	(69,311)	(142,145)
Institutional Class	—	—
	(693,280)	(1,049,900)
Net decrease	(315,202)	(118,931)

For the six months ended December 31, 2008 and the year ended June 30, 2008, 12,089 Class B shares were converted to 11,323 Class A shares valued at $66,573 and 30,739 Class B shares were converted to 29,026 Class A shares valued at $289,793, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

28

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 18, 2008.

Effective November 18, 2008, the Fund, along with the other Participants, entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009.

The Fund had no amounts outstanding at any time during the period ended December 31, 2008.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the six-month period ended December 31, 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned

29

Notes to financial statements
Delaware Small Cap Growth Fund

8. Securities Lending (continued)

securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2008, the value of securities on loan was $1,631,065, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral”.

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. For the six months ended December 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

30

About the organization

This semiannual report is for the information of Delaware Small Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Small Cap Growth Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees
Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

31

Affiliated officers	Contact information
David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

32

Semiannual report

Delaware Trend® Fund

December 31, 2008

Growth equity mutual fund

Disclosure of Fund expenses	1

Sector allocation and top 10 holdings	3

Statement of net assets	4

Statement of operations	9

Statements of changes in net assets	10

Financial highlights	12

Notes to financial statements	22

About the organization	32

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

©2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period July 1, 2008 to December 31, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2008 to December 31, 2008.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Trend® Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	7/1/08	12/31/08	Expense Ratio	7/1/08 to 12/31/08*
Actual Fund return
Class A	$1,000.00	$612.40	1.52%	$6.18
Class B	1,000.00	610.90	2.23%	9.05
Class C	1,000.00	610.10	2.23%	9.05
Class R	1,000.00	612.10	1.73%	7.03
Institutional Class	1,000.00	613.90	1.23%	5.00
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.54	1.52%	$7.73
Class B	1,000.00	1,013.96	2.23%	11.32
Class C	1,000.00	1,013.96	2.23%	11.32
Class R	1,000.00	1,016.48	1.73%	8.79
Institutional Class	1,000.00	1,019.00	1.23%	6.26

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Sector allocation and top 10 holdings
Delaware Trend® Fund	As of December 31, 2008

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Common Stock²	98.29%
Basic Industry/Capital Goods	11.01%
Business Services	8.09%
Consumer Durables	1.71%
Consumer Non-Durables	7.12%
Consumer Services	4.55%
Energy	5.83%
Financials	5.14%
Health Care	28.80%
Technology	21.56%
Transportation	4.48%
Repurchase Agreements	3.29%
Securities Lending Collateral	20.44%
Total Value of Securities	122.02%
Obligation to Return Securities Lending Collateral	(21.38%)
Liabilities Net of Receivables and Other Assets	(0.64%)
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of net assets
Abraxis BioScience	4.17%
Medarex	3.22%
Hunt (J.B.) Transport Services	2.94%
OSI Pharmaceuticals	2.74%
Sepracor	2.67%
Data Domain	2.33%
F5 Networks	2.26%
Geo Group	2.18%
Sybase	2.12%
Charles River Laboratories International	2.11%

Statement of net assets
Delaware Trend® Fund	December 31, 2008 (Unaudited)

		Number of shares	Value
Common Stock – 98.29%²
Basic Industry/Capital Goods – 11.01%
*	Bucyrus International Class A	207,100	$3,835,492
†	Colfax	216,800	2,252,552
	Dynamic Materials	251,600	4,858,396
*†	Hexcel	423,700	3,131,143
*†	Itron	82,400	5,252,176
†	Mettler-Toledo International	52,600	3,545,240
†	Middleby	95,900	2,615,193
†	Tetra Tech	161,900	3,909,885
*	Titan International	393,100	3,243,075
			32,643,152
Business Services – 8.09%
*†	Emergency Medical Services Class A	121,900	4,462,759
†	Geo Group	359,200	6,476,376
*	Healthcare Services Group	294,500	4,691,385
†	Net 1 UEPS Technologies	273,100	3,741,470
†	Solera Holdings	191,300	4,610,330
			23,982,320
Consumer Durables – 1.71%
*	†LKQ	435,500	5,077,930
			5,077,930
Consumer Non-Durables – 7.12%
*†	Aeropostale	148,900	2,397,290
	American Eagle Outfitters	144,300	1,350,648
†	Lululemon Athletica	165,900	1,315,587
	PETsMART	113,900	2,101,455
†	Titan Machinery	318,400	4,476,704
*†	Tractor Supply	74,100	2,677,974
†	Ulta Salon Cosmetics & Fragrance	356,100	2,948,508
*†	Under Armour Class A	160,600	3,828,704
			21,096,870
Consumer Services – 4.55%
*†	BJ’s Restaurants	212,500	2,288,625
†	Cardtronics	767,200	989,688
†	Chipotle Mexican Grill Class A	26,400	1,636,272
†	RHI Entertainment	426,900	3,466,428
†	Texas Roadhouse Class A	283,800	2,199,450
*†	Wynn Resorts	69,100	2,920,166
			13,500,629

		Number of shares	Value
Common Stock (continued)
Energy – 5.83%
*†	Atwood Oceanics	144,200	$2,203,376
*	Carbo Ceramics	139,700	4,963,541
†	Core Laboratories	84,200	5,040,212
*†	Goodrich Petroleum	77,500	2,321,125
*†	ION Geophysical	522,000	1,790,460
*†	T-3 Energy Services	101,700	960,048
			17,278,762
Financials – 5.14%
	Hanover Insurance Group	142,300	6,114,631
†	Investment Technology Group	156,100	3,546,592
	Lazard Class A	77,100	2,292,954
†	ProAssurance	62,200	3,282,916
			15,237,093
Health Care – 28.80%
†	Abraxis BioScience	187,324	12,348,398
*†	Acadia Pharmaceuticals	808,164	727,348
†	Affymetrix	841,400	2,515,786
†	Align Technology	426,000	3,727,500
†	ArthroCare	93,900	447,903
*†	Biodel	176,800	852,176
†	Caraco Pharmaceutical Laboratories	148,758	880,647
*†	Cardiome Pharma	325,300	1,480,115
†	Celera	193,000	2,148,090
*†	Cepheid	144,200	1,496,796
*†	Charles River Laboratories International	238,400	6,246,080
*†	Cougar Biotechnology	204,200	5,309,200
†	Gen-Probe	82,600	3,538,584
†	Health Net	164,000	1,785,960
†	Medarex	1,708,200	9,531,756
*†	OSI Pharmaceuticals	207,900	8,118,495
*†	Par Pharmaceutical	237,900	3,190,239
*	Perrigo	41,700	1,347,327
*†	Regeneron Pharmaceuticals	176,500	3,240,540
*†	Sepracor	721,200	7,918,776
†	Syneron Medical	284,300	2,371,062
*†	Wright Medical Group	230,800	4,715,244
*†	ZymoGenetics	479,200	1,437,600
			85,375,622

Statement of net assets
Delaware Trend® Fund

		Number of shares	Value
Common Stock (continued)
Technology – 21.56%
*†	ANSYS	217,364	$6,062,282
*†	Ariba	519,200	3,743,432
†	Atheros Communications	332,700	4,760,937
*†	Blue Coat Systems	312,400	2,624,160
†	Cavium Networks	523,000	5,496,730
*†	Concur Technologies	135,800	4,456,956
†	Data Domain	367,100	6,901,480
*†	F5 Networks	293,600	6,711,696
*	Henry (Jack) & Associates	196,400	3,812,124
†	Lam Research	73,000	1,553,440
*†	Nuance Communications	346,200	3,586,632
*†	salesforce.com	55,400	1,773,354
*†	Sybase	253,800	6,286,626
†	TriQuint Semiconductor	1,343,500	4,621,640
†	Varian Semiconductor Equipment	85,000	1,540,200
			63,931,689
Transportation – 4.48%
*	Hunt (J.B.) Transport Services	331,600	8,711,132
	Knight Transportation	283,000	4,561,960
			13,273,092
Total Common Stock (cost $378,204,710)			291,397,159

		Principal amount
Repurchase Agreements** – 3.29%
	BNP Paribas 0.005%, dated 12/31/08, to be
	repurchased on 1/2/08, repurchase price $9,747,271
	(collateralized by U.S. Government obligations,
	10/22/09; market value $9,951,763)	$9,747,000	9,747,000
Total Repurchase Agreements (cost $9,747,000)			9,747,000

Total Value of Securities Before Securities
	Lending Collateral – 101.58% (cost $387,951,710)		301,144,159

	Number of shares	Value
Securities Lending Collateral*** – 20.44%
Investment Companies
Mellon GSL DBT II Collateral Fund	62,500,043	$60,557,084
Mellon GSL DBT II Liquidation Trust	875,601	28,895
Total Securities Lending Collateral (cost $63,375,644)		60,585,979
Total Value of Securities – 122.02%
(cost $451,327,354)		361,730,138 ©
Obligation to Return Securities
Lending Collateral*** – (21.38%)		(63,375,644)
Liabilities Net of Receivables and
Other Assets – (0.64%)		(1,900,755)
Net Assets Applicable to 33,740,028
Shares Outstanding – 100.00%		$296,453,739

Net Asset Value – Delaware Trend Fund
Class A ($229,567,958 / 25,419,495 Shares)		$9.03
Net Asset Value – Delaware Trend Fund
Class B ($19,902,586 / 2,672,183 Shares)		$7.45
Net Asset Value – Delaware Trend Fund
Class C ($29,418,689 / 3,838,721 Shares)		$7.66
Net Asset Value – Delaware Trend Fund
Class R ($1,833,874 / 206,952 Shares)		$8.86
Net Asset Value – Delaware Trend Fund
Institutional Class ($15,730,632 / 1,602,677 Shares)		$9.82

Components of Net Assets at December 31, 2008:
Shares of beneficial interest (unlimited authorization – no par)		$469,294,770
Accumulated net realized loss on investments		(83,243,815)
Net unrealized depreciation of investments		(89,597,216)
Total net assets		$296,453,739

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
*	Fully or partially on loan.
**	See Note 1 in “Notes to financial statements.”
***	See Note 8 in “Notes to financial statements.”
©	Includes $60,736,847 of securities loaned.

Statement of net assets
Delaware Trend® Fund

Net Asset Value and Offering Price Per Share –
Delaware Trend Fund
Net asset value Class A (A)	$9.03
Sales charge (5.75% of offering price) (B)	0.55
Offering price	$9.58

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $50,000 or more.

See accompanying notes

Statement of operations
Delaware Trend® Fund	Six Months Ended December 31, 2008 (Unaudited)

Investment Income:
Dividends	$513,471
Securities lending income	1,154,993
Interest	60,099
Foreign tax withheld	(16,212)	$1,712,351

Expenses:
Management fees	1,605,177
Distribution expenses – Class A	480,661
Distribution expenses – Class B	171,710
Distribution expenses – Class C	220,419
Distribution expenses – Class R	7,058
Dividend disbursing and transfer agent fees and expenses	877,431
Accounting and administration expenses	85,862
Reports and statements to shareholders	77,186
Legal fees	39,348
Registration fees	37,605
Audit and tax	20,818
Trustees’ fees	14,702
Insurance fees	8,637
Custodian fees	6,382
Taxes (other than taxes on income)	1,871
Dues and services	1,673
Pricing fees	1,409
Consulting fees	1,148
Trustees’ expenses	1,065	3,660,162
Less fees waived		(140,359)
Less waived distribution expenses – Class R		(1,176)
Less expense paid indirectly		(770)
Total operating expenses		3,517,857
Net Investment Loss		(1,805,506)

Net Realized and Unrealized Loss on Investment:
Net realized loss on investments		(56,619,416)
Net change in unrealized appreciation/depreciation of investments		(143,276,738)
Net Realized and Unrealized Loss on Investment		(199,896,154)

Net Decrease in Net Assets Resulting from Operations		$(201,701,660)

See accompanying notes

Statements of changes in net assets
Delaware Trend® Fund

	Six Months	Year
	Ended	Ended
	12/31/08	6/30/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,805,506)	$(6,862,410)
Net realized gain (loss) on investments	(56,619,416)	123,572,071
Net change in unrealized
appreciation/depreciation of investments	(143,276,738)	(214,176,750)
Net decrease in net assets resulting
from operations	(201,701,660)	(97,467,089)

Dividends and Distributions to Shareholders from:
Net realized gain on investments:
Class A	(14,365,125)	(132,563,718)
Class B	(1,898,273)	(20,814,392)
Class C	(2,271,952)	(21,038,391)
Class R	(103,115)	(874,477)
Institutional Class	(938,918)	(22,981,719)
	(19,577,383)	(198,272,697)

Capital Share Transactions:
Proceeds from shares sold:
Class A	18,217,357	56,800,611
Class B	54,340	425,893
Class C	826,786	3,638,600
Class R	339,448	2,157,960
Institutional Class	1,970,916	18,413,190

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	13,698,477	126,826,651
Class B	1,817,401	19,753,249
Class C	2,154,658	19,786,393
Class R	103,114	874,471
Institutional Class	933,263	22,897,014
	40,115,760	271,574,032

	Six Months	Year
	Ended	Ended
	12/31/08	6/30/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(56,585,080)	$(178,646,529)
Class B	(10,617,877)	(30,700,090)
Class C	(7,978,293)	(25,197,762)
Class R	(279,935)	(2,260,371)
Institutional Class	(6,326,813)	(139,991,801)
	(81,787,998)	(376,796,553)
Decrease in net assets derived from capital share transactions	(41,672,238)	(105,222,521)
Net Decrease in Net Assets	(262,951,281)	(400,962,307)

Net Assets:
Beginning of period	559,405,020	960,367,327
End of period (there was no undistributed
net investment income at either year end)	$296,453,739	$559,405,020

See accompanying notes

Financial highlights
Delaware Trend® Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
12/31/08[1]	6/30/08	6/30/07	6/30/06		6/30/05		6/30/04
(Unaudited)
$15.260	$22.320	$22.430	$20.180		$19.940		$16.220

(0.044)	(0.144)	(0.177)	(0.191)		(0.185)		(0.195)
(5.644)	(2.196)	3.394	2.441		0.425		3.915
(5.688)	(2.340)	3.217	2.250		0.240		3.720

(0.542)	(4.720)	(3.327)	—		—		—
(0.542)	(4.720)	(3.327)	—		—		—

$9.030	$15.260	$22.320	$22.430		$20.180		$19.940

(38.76% )	(13.76% )	17.15%	11.15%		1.20%		22.93%

$229,568	$422,136	$623,869	$679,312		$748,151		$956,366
1.52%	1.43%	1.41%	1.40%		1.40%		1.50%

1.58%	1.43%	1.42%	1.40%		1.40%		1.50%
(0.72% )	(0.80% )	(0.85% )	(0.86%	)	(0.98%	)	(1.06%	)

(0.78% )	(0.80% )	(0.86% )	(0.86%	)	(0.98%	)	(1.06%	)
123%	74%	58%	71%		44%		59%

Financial highlights
Delaware Trend® Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
12/31/08[1]	6/30/08	6/30/07	6/30/06		6/30/05		6/30/04
(Unaudited)
$12.720	$19.490	$20.130	$18.240		$18.160		$14.880

(0.078)	(0.246)	(0.299)	(0.327)		(0.305)		(0.312)
(4.650)	(1.804)	2.986	2.217		0.385		3.592
(4.728)	(2.050)	2.687	1.890		0.080		3.280

(0.542)	(4.720)	(3.327)	—		—		—
(0.542)	(4.720)	(3.327)	—		—		—

$7.450	$12.720	$19.490	$20.130		$18.240		$18.160

(38.91% )	(14.44% )	16.37%	10.36%		0.44%		22.04%

$19,902	$46,196	$87,433	$113,683		$138,515		$188,363
2.23%	2.14%	2.12%	2.11%		2.10%		2.20%

2.29%	2.14%	2.13%	2.11%		2.10%		2.20%
(1.43% )	(1.51% )	(1.56% )	(1.57%	)	(1.68%	)	(1.76%	)

(1.49% )	(1.51% )	(1.57% )	(1.57%	)	(1.68%	)	(1.76%	)
123%	74%	58%	71%		44%		59%

Financial highlights
Delaware Trend® Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
12/31/08[1]	6/30/08	6/30/07	6/30/06		6/30/05		6/30/04
(Unaudited)
$13.080	$19.900	$20.490	$18.570		$18.480		$15.140

(0.079)	(0.249)	(0.303)	(0.331)		(0.308)		(0.315)
(4.799)	(1.851)	3.040	2.251		0.398		3.655
(4.878)	(2.100)	2.737	1.920		0.090		3.340

(0.542)	(4.720)	(3.327)	—		—		—
(0.542)	(4.720)	(3.327)	—		—		—

$7.660	$13.080	$19.900	$20.490		$18.570		$18.480

(38.99% )	(14.39% )	16.32%	10.34%		0.49%		22.06%

$29,419	$57,371	$90,945	$123,295		$145,328		$177,631
2.23%	2.14%	2.12%	2.11%		2.10%		2.20%

2.29%	2.14%	2.13%	2.11%		2.10%		2.20%
(1.43% )	(1.51% )	(1.56% )	(1.57%	)	(1.68%	)	(1.76%	)

(1.49% )	(1.51% )	(1.57% )	(1.57%	)	(1.68%	)	(1.76%	)
123%	74%	58%	71%		44%		59%

Financial highlights
Delaware Trend® Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
12/31/08[1]	6/30/08	6/30/07	6/30/06		6/30/05		6/30/04
(Unaudited)
$15.000	$22.060	$22.240	$20.060		$19.880		$16.220

(0.056)	(0.179)	(0.219)	(0.239)		(0.246)		(0.258)
(5.542)	(2.161)	3.366	2.419		0.426		3.918
(5.598)	(2.340)	3.147	2.180		0.180		3.660

(0.542)	(4.720)	(3.327)	—		—		—
(0.542)	(4.720)	(3.327)	—		—		—

$8.860	$15.000	$22.060	$22.240		$20.060		$19.880

(38.79% )	(14.01% )	16.96%	10.87%		0.91%		22.56%

$1,834	$2,882	$3,525	$3,069		$6,621		$2,149
1.73%	1.64%	1.62%	1.62%		1.70%		1.80%

1.89%	1.74%	1.73%	1.71%		1.70%		1.80%
(0.93% )	(1.01% )	(1.06% )	(1.08%	)	(1.28%	)	(1.36%	)

(1.09% )	(1.11% )	(1.17% )	(1.17%	)	(1.28%	)	(1.36%	)
123%	74%	58%	71%		44%		59%

Financial highlights
Delaware Trend® Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
12/31/08[1]	6/30/08	6/30/07	6/30/06		6/30/05		6/30/04
(Unaudited)
$16.520	$23.720	$23.560	$21.130		$20.830		$16.890

(0.026)	(0.091)	(0.116)	(0.126)		(0.129)		(0.141)
(6.132)	(2.389)	3.603	2.556		0.429		4.081
(6.158)	(2.480)	3.487	2.430		0.300		3.940

(0.542)	(4.720)	(3.327)	—		—		—
(0.542)	(4.720)	(3.327)	—		—		—

$9.820	$16.520	$23.720	$23.560		$21.130		$20.830

(38.61% )	(13.55% )	17.51%	11.50%		1.44%		23.33%

$15,731	$30,820	$154,595	$263,962		$275,712		$362,336
1.23%	1.14%	1.12%	1.11%		1.10%		1.20%

1.29%	1.14%	1.13%	1.11%		1.10%		1.20%
(0.43% )	(0.51% )	(0.56% )	(0.57%	)	(0.68%	)	(0.76%	)

(0.49% )	(0.51% )	(0.57% )	(0.57%	)	(0.68%	)	(0.76%	)
123%	74%	58%	71%		44%		59%

Notes to financial statements
Delaware Trend® Fund	December 31, 2008 (Unaudited)

Delaware Group Equity Funds III (Trust) is organized as a Delaware statutory trust and offers three series: Delaware American Services Fund, Delaware Small Cap Growth Fund, and Delaware Trend Fund. These financial statements and related notes pertain to the Delaware Trend Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek capital appreciation by investing primarily in securities of emerging or other growth-oriented companies.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,415 for the six months ended December 31, 2008. In general, best execution refers to many factors, including the price paid or received for a security, the

Notes to financial statements
Delaware Trend® Fund

1. Significant Accounting Policies (continued)

commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in the custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Effective November 1, 2008, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)), do not exceed 1.16% of average daily net assets of the Fund through October 31, 2009. Prior to November 1, 2008 the fund had no expense limitation. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended December 31, 2008, the Fund was charged $10,733 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above. DDLP has contracted to limit the 12b-1 fees through October 31, 2009 in order to prevent 12b-1 fees Class R shares from exceeding 0.50% of average daily net assets.

At December 31, 2008, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$110,021
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	150,717
Distribution fee payable to DDLP	96,950
Other expenses payable to DMC and affiliates*	54,320

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended December 31, 2008, the Fund was charged $14,548 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended December 31, 2008, DDLP earned $8,627 for commissions on sales of the Fund’s Class A shares. For the six months ended December 31, 2008, DDLP received gross contingent deferred sales charge commissions of $40, $10,802, and $175 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Notes to financial statements
Delaware Trend® Fund

3. Investments

For the six months ended December 31, 2008, the Fund made purchases of $264,123,018 and sales of $316,567,654 of investment securities other than short-term investments.

At December 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2008, the cost of investments was $461,004,029. At December 31, 2008, the net unrealized depreciation was $99,273,891, of which $23,501,619 related to unrealized appreciation of investments and $122,775,510 related to unrealized depreciation of investments.

Effective July 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008:

Securities
Level 1	$301,144,159
Level 2	60,557,084
Level 3	28,895
Total	$361,730,138

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 6/30/08	$—
Net change in unrealized appreciation/depreciation	(846,706)
Transfer in	875,601
Balance as of 12/31/08	$28,895

Net change in unrealized appreciation/depreciation from
investments still held as of 12/31/08	$(846,706)

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended December 31, 2008 and the year ended June 30, 2008 was as follows:

	Six Months	Year
	Ended	Ended
	12/31/08*	6/30/08
Ordinary income	$—	$317,423
Long-term capital gain	19,564,090	197,955,274
Total	$19,564,090	$198,272,697

*Tax information for the period ended December 31, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of December 31, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$469,294,770
Six month period realized losses (7/1/08 – 12/31/08)	(44,602,474)
Post-October losses	(28,964,666)
Unrealized depreciation of investments	(99,273,891)
Net assets	$296,453,739

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Notes to financial statements
Delaware Trend® Fund

5. Components of Net Assets on a Tax Basis (continued)

Post-October losses represent losses realized on investment transactions from November 1, 2008 through December 31, 2008, that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended December 31, 2008, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Accumulated net investment loss	$1,805,506
Accumulated net realized loss	(17,073,363)
Paid-in capital	15,267,857

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	12/31/08	6/30/08
Shares sold:
Class A	1,622,295	3,180,519
Class B	5,793	26,431
Class C	88,441	230,253
Class R	33,630	111,721
Institutional Class	150,733	865,242

Shares issued upon reinvestment of dividends and distributions:
Class A	899,430	6,607,267
Class B	144,353	1,215,463
Class C	166,383	1,186,704
Class R	6,897	46,325
Institutional Class	56,459	1,091,861
	3,174,414	14,561,786
Shares repurchased:
Class A	(4,757,280)	(10,081,980)
Class B	(1,108,914)	(2,097,413)
Class C	(803,122)	(1,599,706)
Class R	(25,659)	(125,766)
Institutional Class	(470,058)	(6,609,339)
	(7,165,033)	(20,514,204)
Net decrease	(3,990,619)	(5,952,418)

For the six months ended December 31, 2008 and the year ended June 30, 2008, 485,229 Class B shares were converted to 400,314 Class A shares valued at $4,452,225 and 668,930 Class B shares were converted to 560,677 Class A shares valued at $9,334,097, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with the Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 18, 2008. The Fund had no loans outstanding as of December 31, 2008, or at any time during the period then ended.

Effective November 18, 2008, the Fund, along with the other Participants, entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

Notes to financial statements
Delaware Trend® Fund

8. Securities Lending (continued)

During the fiscal period ended December 31, 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/ or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2008, the value of securities on loan was $60,736,847, for which the Fund received collateral, comprised of non-cash collateral valued at $766,584, and cash collateral of $ 63,375,644. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral”.

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of December 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

About the organization

This semiannual report is for the information of Delaware Trend® Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Trend Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers	Contact information

David F. Connor
Vice President, Deputy General Counsel, and
Secretary
Delaware Investments® Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Investment manager
Delaware Management Company, a series of
Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend disbursing,
and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

          The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

          There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Equity Funds III

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	February 24, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	February 24, 2009

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	February 24, 2009